January 4, 2021
VIA EDGAR
RE:	Thrivent Variable Life Account I File No. 333-233397 Post-Effective Amendment No. 4 File No. 811-08289 Post-Effective Amendment No. 45
Commissioners:
On behalf of Thrivent Variable Life Account I (the “Variable Account”), a variable account of Thrivent Financial for Lutherans (the “Company”) under Wisconsin Insurance Code, we hereby electronically file under rule 485(a) on Form N-6, Post-Effective Amendment No. 4 to the above-captioned Registration Statement filed under the Securities Act of 1933, which also constitutes Amendment No. 45 to the Registration Statement filed under the Investment Company Act of 1940 (collectively the “Amendment”).
The company is filing the Amendment to update the Registration Statement to meet the new requirements of revised Form N-6 in anticipation of the use of an initial summary prospectus (ISP) and updating summary prospectus (USP), as permitted by Rule 498A under the Securities Act, starting on or about April 30, 2021. The Company is filing the Amendment well in advance of that date in order to give the Commission staff ample time to review the disclosure changes and is including the ISP as an exhibit.
As indicated on the facing sheet of the Amendment, the Company has requested that the Amendment become effective 60 days from this filing, pursuant to the provisions of Rule 485(a) under the 1933 Act. However, Company intends to file successive post-effective amendments as necessary or appropriate to delay the effectiveness of the Amendment until on or about April 30, 2021. At the appropriate time, the Company will file a post-effective amendment pursuant to Rule 485(b) to include audited financial statements, any exhibits, and non-material disclosure changes as permitted by that Rule.
The Company would like to lock-down all disclosure changes by February 19, 2021 in order to facilitate the preparation, printing, and distribution of ISPs and USPs as well as compliance with Rule 498A. Accordingly, the Company would appreciate receiving comments on the Amendment from the Commission staff in keeping with that timetable.
Please feel free to call me at 920-628-4045 with any questions or comments on the Amendment.
Respectfully,
/s/ Heather J. Thenell
Heather J. Thenell, J.D.
Director, Senior Counsel
Enclosures